CONTRACTUAL OBLIGATIONS (Details) $ in Millions	Dec. 31, 2017 USD ($)
Contractual Obligations [Line Items]
Mortgage debt and bank loans	$ 725.8	[1]
Interest payments related to scheduled interest fixing	56.2
Estimated variable interest payments	51.4	[2]
Finance lease liabilities	28.2
Interest element regarding finance lease	7.7
Newbuilding installments	306.9	[3]
Chartered-in vessels (operating lease)	2.9	[4]
Other operating leases	5.2	[5]
Trade payables and other obligations	51.5
Total	1,235.8
2018
Contractual Obligations [Line Items]
Mortgage debt and bank loans	92.7	[1]
Interest payments related to scheduled interest fixing	20.4
Estimated variable interest payments	11.9	[2]
Finance lease liabilities	2.9
Interest element regarding finance lease	2.3
Newbuilding installments	144.2	[3]
Chartered-in vessels (operating lease)	2.9	[4]
Other operating leases	2.5	[5]
Trade payables and other obligations	51.5
Total	331.3
2019
Contractual Obligations [Line Items]
Mortgage debt and bank loans	86.7	[1]
Interest payments related to scheduled interest fixing	14.4
Estimated variable interest payments	13.6	[2]
Finance lease liabilities	3.2
Interest element regarding finance lease	2.0
Newbuilding installments	162.7	[3]
Chartered-in vessels (operating lease)	0.0	[4]
Other operating leases	1.8	[5]
Trade payables and other obligations	0.0
Total	284.4
2020
Contractual Obligations [Line Items]
Mortgage debt and bank loans	82.2	[1]
Interest payments related to scheduled interest fixing	12.1
Estimated variable interest payments	12.2	[2]
Finance lease liabilities	3.4
Interest element regarding finance lease	1.7
Newbuilding installments	0.0	[3]
Chartered-in vessels (operating lease)	0.0	[4]
Other operating leases	0.7	[5]
Trade payables and other obligations	0.0
Total	112.3
2021
Contractual Obligations [Line Items]
Mortgage debt and bank loans	346.7	[1]
Interest payments related to scheduled interest fixing	8.9
Estimated variable interest payments	9.1	[2]
Finance lease liabilities	3.7
Interest element regarding finance lease	1.4
Newbuilding installments	0.0	[3]
Chartered-in vessels (operating lease)	0.0	[4]
Other operating leases	0.2	[5]
Trade payables and other obligations	0.0
Total	370.0
2022
Contractual Obligations [Line Items]
Mortgage debt and bank loans	89.2	[1]
Interest payments related to scheduled interest fixing	0.4
Estimated variable interest payments	2.6	[2]
Finance lease liabilities	15.0
Interest element regarding finance lease	0.3
Newbuilding installments	0.0	[3]
Chartered-in vessels (operating lease)	0.0	[4]
Other operating leases	0.0	[5]
Trade payables and other obligations	0.0
Total	107.5
Thereafter
Contractual Obligations [Line Items]
Mortgage debt and bank loans	28.3	[1]
Interest payments related to scheduled interest fixing	0.0
Estimated variable interest payments	2.0	[2]
Finance lease liabilities	0.0
Interest element regarding finance lease	0.0
Newbuilding installments	0.0	[3]
Chartered-in vessels (operating lease)	0.0	[4]
Other operating leases	0.0	[5]
Trade payables and other obligations	0.0
Total	$ 30.3

[1]	The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 4.8m (2016: USD 2.0m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 3.5m (2016: USD 1.3m).
[2]	Variable interest payments are estimated based on the forward rates for each interest period.
[3]	As of 31 December 2017, TORM had ten contracted newbuildings (2016: four) to be delivered during 2018-2019.
[4]	Leases have been entered into with a mutually non-cancellable lease period of up to eight years. Certain leases include a profit-sharing element implying that the actual charter hire may be higher. The average period until redelivery of the vessels is 0.5 years (2016: 0.9 years). The leasing expense for 2017 amounts to USD 8.5m (2016: USD 21.5m, 2015: USD 12.0m) and is recognized under "Charter hire".
[5]	Other operating leases primarily consist of contracts regarding office spaces, cars and apartments as well as IT-related contracts. The leasing expense for 2017 amounts to USD 2.3m (2016: USD 2.2m) and is recognized under "Administrative expenses".